UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
    (800)-725-6666

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

        SALOMON BROTHERS
       Variable Series Funds Inc


   Semi-Annual
   Report
   2003

   JUNE 30, 2003


..  SMALL CAP GROWTH FUND


                                   [GRAPHIC]

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC

                                Table of Contents

LETTER FROM THE CHAIRMAN....................................  1

SCHEDULE OF INVESTMENTS.....................................  2

STATEMENT OF ASSETS AND LIABILITIES.........................  7

STATEMENT OF OPERATIONS.....................................  8

STATEMENTS OF CHANGES IN NET ASSETS.........................  9

NOTES TO FINANCIAL STATEMENTS............................... 10

FINANCIAL HIGHLIGHTS........................................ 13

ADDITIONAL STOCKHOLDER INFORMATION.......................... 14

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC

                            Letter from the Chairman



DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes in your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,
/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 18, 2003


[PHOTO]

R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

          Schedule of Investments
          June 30, 2003 (unaudited)


Shares                      Security                         Value
---------------------------------------------------------------------
COMMON STOCK -- 83.6%
Aerospace & Defense -- 1.1%
25,900 Aeroflex Inc. (a)................................. $   200,466
 1,000 L-3 Communications Holdings, Inc. (a).............      43,490
                                                          -----------
                                                              243,956
                                                          -----------
Auto Components -- 0.4%
 3,100 Gentex Corp. (a)(b)...............................      94,891
                                                          -----------
Banks -- 5.9%
 4,900 Banknorth Group, Inc..............................     125,048
 3,300 City National Corp. (b)...........................     147,048
 3,500 Commerce Bancorp, Inc. (b)........................     129,850
 3,000 Cullen/Frost Bankers, Inc.........................      96,300
 2,700 East West Bancorp, Inc............................      97,578
 3,700 First Niagara Financial Group, Inc................      51,652
 3,800 Mercantile Bankshares Corp. (b)(c)................     149,644
 4,766 New York Community Bancorp, Inc...................     138,653
 2,600 Pacific Northwest Bancorp.........................      90,376
 5,500 UCBH Holdings, Inc. (b)...........................     157,740
 2,600 Westamerica Bancorp. (b)..........................     112,008
                                                          -----------
                                                            1,295,897
                                                          -----------
Biotechnology -- 5.2%
 7,500 Abgenix, Inc. (a)(b)..............................      78,675
 7,200 ILEX Oncology, Inc. (a)(b)........................     139,752
 8,000 Medarex, Inc. (a).................................      52,720
 5,900 Neurocrine Biosciences, Inc. (a)..................     294,646
   200 Pharmacopeia, Inc. (a)(b).........................       1,650
 7,400 PRAECIS Pharmaceuticals Inc. (a)..................      36,260
 5,900 Protein Design Labs, Inc. (a)(b)..................      82,482
34,500 Transkaryotic Therapies, Inc. (a)(b)..............     398,130
 2,600 United Therapeutics Corp. (a)(b)..................      56,628
                                                          -----------
                                                            1,140,943
                                                          -----------
Chemicals -- 1.5%
16,300 Georgia Gulf Corp. (b)............................     322,740
                                                          -----------
Communications Equipment -- 4.8%
38,100 3Com Corp. (a)....................................     178,308
14,600 Adaptec Inc. (a)..................................     113,588
 5,300 Advanced Fibre Communication, Inc. (a)............      86,231
 5,000 Avocent Corp. (a)(b)..............................     149,650
 5,800 Emulex Corp. (a)..................................     132,066
17,600 McDATA Corp., Class A Shares (a)(b)...............     258,192
11,900 Tekelec (a).......................................     134,470
                                                          -----------
                                                            1,052,505
                                                          -----------
Computers & Peripherals -- 1.8%
16,200 ATI Technologies Inc. (a).........................     165,240
19,300 Cray, Inc. (a)....................................     152,470
 3,900 Electronics for Imaging, Inc. (a).................      79,131
                                                          -----------
                                                              396,841
                                                          -----------
Diversified Financials -- 2.0%
 1,600 Investors Financial Services Corp. (b)............      46,416
 2,300 Legg Mason, Inc. (b)(c)...........................     149,385
 5,600 W.P. Stewart & Co. Ltd. (b).......................     125,440
 4,400 Waddell & Reed Financial, Inc., Class A Shares (b)     112,948
                                                          -----------
                                                              434,189
                                                          -----------

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


Shares                      Security                          Value
----------------------------------------------------------------------
Electric Utilities -- 0.8%
 5,800 Black Hills Corp. (b).............................. $   178,060
                                                           -----------
Electronic Equipment & Instruments -- 1.0%
 1,100 Lexar Media, Inc. (a)(b)...........................      10,494
10,000 Plexus Corp. (a)(b)................................     115,300
 3,800 Tech Data Corp. (a)(b).............................     101,498
                                                           -----------
                                                               227,292
                                                           -----------
Energy Equipment & Services -- 3.3%
15,000 Pride International, Inc. (a)(b)...................     282,300
19,900 Rowan Cos., Inc. (a)(b)............................     445,760
                                                           -----------
                                                               728,060
                                                           -----------
Food & Drug Retailing -- 0.4%
11,200 Pathmark Stores, Inc. (a)(b).......................      85,680
                                                           -----------
Food Products -- 0.4%
 3,400 Bunge Ltd..........................................      97,240
                                                           -----------
Gas Utilities -- 1.2%
15,200 Southern Union Co. (a)(b)..........................     257,488
                                                           -----------
Health Care Equipment & Supplies -- 5.1%
 3,700 Beckman Coulter, Inc...............................     150,368
 1,900 Cytyc Corp. (a)....................................      19,988
 7,500 Dade Behring Holdings, Inc. (a)....................     172,275
 2,200 Diagnostic Products Corp...........................      90,310
33,000 DJ Orthopedics Inc. (a)............................     361,680
 3,700 Respironics Inc. (a)(b)............................     138,824
 3,800 Viasys Healthcare Inc. (a)(b)......................      78,660
 3,000 Wilson Greatbatch Technologies, Inc. (a)...........     108,300
                                                           -----------
                                                             1,120,405
                                                           -----------
Health Care Providers & Services -- 2.8%
22,400 First Horizon Pharmaceutical Corp. (a)(b)..........      88,480
 5,700 Mid Atlantic Medical Services, Inc. (a)............     298,110
 5,900 PSS World Medical, Inc. (a)........................      33,925
 3,700 Triad Hospitals, Inc. (a)..........................      91,834
 2,700 Universal Health Services, Inc., Class B Shares (a)     106,974
                                                           -----------
                                                               619,323
                                                           -----------
Hotels, Restaurants & Leisure -- 1.9%
 4,400 California Pizza Kitchen, Inc. (a)(b)..............      94,600
 3,400 P.F. Chang's China Bistro, Inc. (a)(b).............     167,314
 6,300 Station Casinos, Inc. (a)(b).......................     159,075
                                                           -----------
                                                               420,989
                                                           -----------
Household Durables -- 0.8%
 3,300 Mohawk Industries, Inc. (a)........................     183,249
                                                           -----------
Insurance -- 4.2%
 7,000 Brown & Brown Inc. (b).............................     227,500
 4,600 Hilb Rogal and Hamilton Co. (b)(c).................     156,584
 3,000 Hub International Ltd..............................      51,300
 5,900 IPC Holdings, Ltd..................................     197,650
 4,600 PartnerRe Ltd. (b).................................     235,106
 1,800 Platinum Underwriters Holdings, Ltd. (b)...........      48,852
                                                           -----------
                                                               916,992
                                                           -----------

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


Shares                  Security                      Value
--------------------------------------------------------------
Internet & Catalog Retail -- 0.2%
 9,300 drugstore.com, Inc. (a).................... $    54,312
                                                   -----------
Internet Software & Services -- 1.4%
14,300 Netegrity, Inc. (a)(b).....................      83,512
 3,600 Overture Services, Inc. (a)................      65,268
 2,300 RADWARE Ltd. (a)...........................      39,399
26,900 WatchGuard Technologies, Inc. (a)(b).......     123,740
                                                   -----------
                                                       311,919
                                                   -----------
IT Consulting & Services -- 1.0%
 8,800 Perot Systems Corp., Class A Shares (a)....      99,968
11,000 Satyam Computer Services Ltd., ADR (b).....     109,230
                                                   -----------
                                                       209,198
                                                   -----------
Machinery -- 1.3%
 7,400 AGCO Corp. (a).............................     126,392
 4,900 Navistar International Corp. (a)(b)........     159,887
                                                   -----------
                                                       286,279
                                                   -----------
Media -- 2.3%
44,600 UnitedGlobalCom Inc., Class A Shares (a)(b)     230,582
12,600 Young Broadcasting Inc., Class A Shares (a)     266,238
                                                   -----------
                                                       496,820
                                                   -----------
Metals & Mining -- 0.2%
13,100 AK Steel Holding Corp. (a).................      47,422
                                                   -----------
Oil & Gas -- 3.1%
 4,900 Newfield Exploration Co. (a)(b)............     183,995
 4,400 Noble Energy, Inc..........................     166,320
 3,100 Patina Oil & Gas Corp......................      99,665
 2,400 Pogo Producing Co. (b).....................     102,600
 5,600 Premcor Inc. (a)...........................     120,680
                                                   -----------
                                                       673,260
                                                   -----------
Pharmaceuticals -- 7.0%
 1,900 Andrx Corp. (a)............................      37,810
11,000 InterMune Inc. (a)(b)......................     177,210
 3,600 MGI Pharma, Inc. (a)(b)....................      92,268
15,700 Nektar Therapeutics (a)(b).................     144,911
14,900 NPS Pharmaceuticals, Inc. (a)(b)...........     362,666
11,600 SICOR Inc. (a).............................     235,944
 4,900 Taro Pharmaceutical Industries Ltd. (a)(b).     268,912
 5,600 Watson Pharmaceuticals, Inc. (a)...........     226,072
                                                   -----------
                                                     1,545,793
                                                   -----------
Real Estate -- 3.5%
 3,500 Alexandria Real Estate Equities, Inc.......     157,500
15,000 American Financial Realty Trust............     223,650
   300 CenterPoint Properties Trust (b)...........      18,375
 3,200 Cousins Properties, Inc....................      89,280
 6,600 PS Business Parks, Inc., Class A Shares (c)     232,980
 2,600 United Dominion Realty Trust, Inc..........      44,772
                                                   -----------
                                                       766,557
                                                   -----------
Semiconductor Equipment & Products -- 4.6%
56,600 Agere Systems Inc., Class A Shares (a).....     130,180
 3,900 EXAR Corp. (a).............................      61,737
 3,900 Integrated Circuit Systems Inc. (a)(b).....     122,577
34,300 Integrated Device Technology, Inc. (c).....     379,015

                      See Notes to Financial Statements.

          Schedule of Investments
          June 30, 2003 (unaudited) (continued)


  Shares                    Security                       Value
-------------------------------------------------------------------
Semiconductor Equipment & Products -- 4.6% (continued)
    10,400 LSI Logic Corp. (a)(b)...................... $    73,632
    11,400 Microsemi Corp. (a).........................     182,400
     3,600 Zoran Corp. (a).............................      69,156
                                                        -----------
                                                          1,018,697
                                                        -----------
Software -- 8.2%
    11,400 Activision, Inc. (a)........................     147,288
    13,400 Borland Software Corp. (a)(b)...............     130,918
    17,500 Compuware Corp. (a).........................     100,975
    20,300 J.D. Edwards & Co. (a)(b)...................     290,899
    15,000 Legato Systems, Inc. (a)(b).................     125,850
    12,900 NetIQ Corp. (a)(b)..........................     199,434
    19,300 Network Associates, Inc. (a)................     244,724
    13,100 Quest Software Inc. (a)(b)..................     155,890
     5,600 SERENA Software, Inc. (a)(b)................     116,928
    45,500 TIBCO Software Inc. (a)(b)..................     231,595
     7,400 Ulticom, Inc. (a)...........................      70,300
                                                        -----------
                                                          1,814,801
                                                        -----------
Specialty Retail -- 4.5%
     2,800 Abercrombie & Fitch Co.,
            Class A Shares (a)(b)......................      79,548
    10,700 American Eagle Outfitters,
            Inc. (a)(b)................................     196,238
     3,100 AnnTaylor Stores Corp. (a)..................      89,745
     5,200 Blockbuster Inc., Class A
            Shares.....................................      87,620
     6,700 Chico's FAS Inc. (a)(b).....................     141,035
     9,400 Linens 'N Things, Inc.
            (a)(b)(c)..................................     221,934
     4,600 Zale Corp. (a)(b)...........................     184,000
                                                        -----------
                                                          1,000,120
                                                        -----------
Trading Companies & Distributors -- 1.1%
     3,900 Fastenal Co. (b)............................     132,366
     6,400 MSC Industrial Direct Co.,
            Class A Shares (a)(b)......................     114,560
                                                        -----------
                                                            246,926
                                                        -----------
Wireless Telecommunication Services -- 0.6%
    25,400 Dobson Communications Corp.,
            Class A Shares (a).........................     138,430
                                                        -----------
           TOTAL COMMON
           STOCK (Cost -- $17,015,697).................  18,427,274
                                                        -----------

   Face
  Amount
-----------
REPURCHASE AGREEMENTS -- 16.4%
$  620,000 Greenwich Capital Markets,
            Inc., 1.000% due 7/1/03;
            Proceeds at
            maturity -- $620,017; (Fully
            collateralized by U.S.
            Treasury Notes, 14.000% due
            11/15/11; Market
            value -- $632,772).........................     620,000
 3,000,000 State Street Bank and Trust
            Co., 1.000% due 7/1/03;
            Proceeds at
            maturity -- $3,000,083;
            (Fully collateralized by
            U.S. Treasury Bonds, 8.125%
            due 8/15/19; Market
            value -- $3,060,300).......................   3,000,000
                                                        -----------
           TOTAL REPURCHASE
           AGREEMENTS (Cost -- $3,620,000).............   3,620,000
                                                        -----------
           TOTAL
           INVESTMENTS -- 100.0% (Cost -- $20,635,697*) $22,047,274
                                                        ===========

--------
(a)Non-income producing security.
(b)All or a portion of this security is on loan (See Note 6).
(c)Securities with an aggregate market value of $1,285,412 are segregated and/or held as collateral for open futures contracts commitments.
 * Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

          Loaned Securities Collateral
          June 30, 2003 (unaudited)


   Face
  Amount                       Security                         Value
------------------------------------------------------------------------
$4,870,836 State Street Navigator Securities Lending Trust
           Prime Portfolio (Cost -- $4,870,836).............. $4,870,836
                                                              ==========

                      See Notes to Financial Statements.

          Statement of Assets and Liabilities
          June 30, 2003 (unaudited)


ASSETS:
  Investments, at value (Cost -- $17,015,697)...................................... $18,427,274
  Repurchase agreements, at value (Cost -- $3,620,000).............................   3,620,000
  Loaned securities collateral, at value (Cost -- $4,870,836) (Note 6).............   4,870,836
  Cash.............................................................................         466
  Receivable for securities sold...................................................      75,853
  Receivable from broker -- variation margin.......................................       4,125
  Dividends and interest receivable................................................       2,056
                                                                                    -----------
  Total Assets.....................................................................  27,000,610
                                                                                    -----------
LIABILITIES:
  Payable for loaned securities collateral (Note 6)................................   4,870,836
  Payable for securities purchased.................................................     652,712
  Management fee payable...........................................................      12,120
  Administration fee payable.......................................................         808
  Accrued expenses.................................................................      38,904
                                                                                    -----------
  Total Liabilities................................................................   5,575,380
                                                                                    -----------
Total Net Assets................................................................... $21,425,230
                                                                                    ===========
NET ASSETS:
  Par value of capital shares...................................................... $     2,214
  Capital paid in excess of par value..............................................  26,299,976
  Accumulated net investment loss..................................................     (58,074)
  Accumulated net realized loss from investment transactions and futures contracts.  (6,234,548)
  Net unrealized appreciation of investments and futures contracts.................   1,415,662
                                                                                    -----------
Total Net Assets................................................................... $21,425,230
                                                                                    ===========
Shares Outstanding.................................................................   2,213,525
                                                                                    -----------
Net Asset Value, per share.........................................................       $9.68
                                                                                    -----------

                      See Notes to Financial Statements.

          Statement of Operations
          For the Six Months Ended June 30, 2003 (unaudited)


INVESTMENT INCOME:
  Dividends.................................................................................. $    37,742
  Interest...................................................................................      19,098
                                                                                              -----------
  Total Investment Income....................................................................      56,840
                                                                                              -----------
EXPENSES:
  Management fee (Note 2)....................................................................      62,072
  Audit and legal............................................................................      19,906
  Shareholder communications.................................................................      13,388
  Custody....................................................................................       9,912
  Directors' fees............................................................................       4,215
  Administration fee (Note 2)................................................................       4,138
  Registration fees..........................................................................         496
  Shareholder servicing fees.................................................................          49
  Other......................................................................................       2,502
                                                                                              -----------
  Total Expenses.............................................................................     116,678
                                                                                              -----------
Net Investment Loss..........................................................................     (59,838)
                                                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
  Realized Gain (Loss) From:
   Investment transactions...................................................................  (3,318,926)
   Futures contracts.........................................................................     249,217
                                                                                              -----------
  Net Realized Loss..........................................................................  (3,069,709)
                                                                                              -----------
  Change in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts:
   Beginning of period.......................................................................  (4,622,399)
   End of period.............................................................................   1,415,662
                                                                                              -----------
  Increase in Net Unrealized Appreciation....................................................   6,038,061
                                                                                              -----------
Net Gain on Investments and Futures Contracts................................................   2,968,352
                                                                                              -----------
Increase in Net Assets From Operations....................................................... $ 2,908,514
                                                                                              ===========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002


                                                            2003         2002
                                                        -----------  ------------
OPERATIONS:
 Net investment loss................................... $   (59,838) $    (82,920)
 Net realized loss.....................................  (3,069,709)   (2,413,742)
 Increase (decrease) in net unrealized appreciation....   6,038,061    (5,244,791)
                                                        -----------  ------------
 Increase (Decrease) in Net Assets From Operations.....   2,908,514    (7,741,453)
                                                        -----------  ------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares......................   4,866,141    38,498,110
 Cost of shares reacquired.............................  (2,396,807)  (31,000,904)
                                                        -----------  ------------
 Increase in Net Assets From Fund Share Transactions...   2,469,334     7,497,206
                                                        -----------  ------------
Increase (Decrease) in Net Assets......................   5,377,848      (244,247)

NET ASSETS:
 Beginning of period...................................  16,047,382    16,291,629
                                                        -----------  ------------
 End of period*........................................ $21,425,230  $ 16,047,382
                                                        ===========  ============
*Note:
 Includes accumulated net investment loss of:..........    $(58,074)           --
                                                        ===========  ============
 Includes undistributed net investment income of:......          --        $1,764
                                                        ===========  ============


                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable Small Cap Growth Fund ("Fund") is a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc ("Company") whose primary investment objective is to seek long-term growth of capital. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company and consists of this Fund and six other investment funds: Salomon Brothers Variable Large Cap Growth Fund, Salomon Brothers Variable All Cap Fund, formerly known as Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund and Salomon Brothers Variable Investors Fund. The financial statements and financial highlights for the other investment funds are presented in separate shareholder reports. The Fund and the other investment funds of the Company are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including the affiliates of the investment manager, and qualified pension and retirement plans.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices; debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services; securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recorded as currency gains or losses; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Under the investment management agreement, the Fund pays an investment management fee calculated at the annual rate of 0.75% of its average daily net assets. This fee is calculated daily and paid monthly.

Effective January 24, 2003, the Fund entered into a new administration agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. As compensation for its services, the Fund pays SBFM a fee calculated at an annual rate of 0.05% of its average daily net assets. This fee is calculated daily and paid monthly.

          Notes to Financial Statements
          (unaudited) (continued)


Prior to January 24, 2003, SBAM served as administrator to the Fund. As compensation for its services, the Fund paid SBAM a fee calculated at an annual rate of 0.05% of its average daily net assets. This fee was calculated daily and paid monthly. SBAM had delegated its responsibilities as administrator to SBFM, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended June 30, 2003, CGM did not receive any brokerage commissions.

The Fund has adopted a Rule 12b-1 distribution plan for Class II shares. Under the plan, Class II shares of the Fund are subject to a distribution fee of 0.25% of the average daily net assets of that class.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases................................................... $11,935,953
                                                             ===========
Sales....................................................... $ 9,857,934
                                                             ===========

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation............................... $ 2,532,801
Gross unrealized depreciation...............................  (1,121,224)
                                                             -----------
Net unrealized appreciation................................. $ 1,411,577
                                                             ===========

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

          Notes to Financial Statements
          (unaudited) (continued)


The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At June 30, 2003, the Fund had the following open futures contracts:

                           Number
                             of                              Market   Unrealized
Contracts to Buy          Contracts Expiration Basis Value   Value       Gain
----------------          --------- ---------- ----------- ---------- ----------
Russell 2000.............     5        9/03    $1,116,915  $1,121,000   $4,085
                                               ==========  ==========   ======

6. Lending of Securities

The Fund may lend its securities to brokers, dealers and other financial organizations. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash or other liquid securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2003, the Fund loaned securities having a market value of $4,780,114. The Fund received cash collateral amounting to $4,870,836, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended June 30, 2003 was $3,624.

7. Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2003, the commitment fee allocated to the Fund was $1,904. Since the line of credit was established there have been no borrowings.

8. Capital Stock

At June 30, 2003, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares were as follows:

                                Six Months Ended    Year Ended
                                 June 30, 2003   December 31, 2002
                                ---------------- -----------------
              Shares sold......      557,910         3,823,268
              Shares reacquired     (295,778)       (3,165,458)
                                    --------        ----------
              Net Increase.....      262,132           657,810
                                    ========        ==========

The Fund created Class II shares on August 30, 2002. Prior to that date, the Fund issued one class of shares, which, as of August 30, 2002, has been designated Class I shares. As of June 30, 2003, the Fund had not issued any Class II shares.

          Financial Highlights

For a share of capital stock outstanding for each year ended December 31, unless otherwise noted:

                                             2003(1)     2002      2001      2000    1999(2)
                                            -------    -------   -------   ------   -------
Net Asset Value, Beginning of Period.......   $8.22     $12.59    $13.57   $12.16   $10.00
                                            -------    -------   -------   ------   ------
Income (Loss) From Operations:
 Net investment income (loss) (3)..........   (0.03)     (0.04)    (0.04)   (0.02)    0.00*
 Net realized and unrealized gain (loss)...    1.49      (4.33)    (0.94)    2.04     2.16
                                            -------    -------   -------   ------   ------
Total Income (Loss) From Operations........    1.46      (4.37)    (0.98)    2.02     2.16
                                            -------    -------   -------   ------   ------
Less Distributions From:
 Net investment income.....................      --         --        --    (0.00)*     --
 Net realized gains........................      --         --        --    (0.61)      --
 Capital...................................      --         --        --    (0.00)*     --
                                            -------    -------   -------   ------   ------
Total Distributions........................      --         --        --    (0.61)      --
                                            -------    -------   -------   ------   ------
Net Asset Value, End of Period.............   $9.68     $ 8.22    $12.59   $13.57   $12.16
                                            =======    =======   =======   ======   ======
Total Return (4)...........................   17.76%++  (34.71)%   (7.22)%  16.73%   21.60%++
Net Assets, End of Period (000s)........... $21,425    $16,047   $16,292   $9,064   $1,801
Ratios to Average Net Assets:
 Expenses (3)(5)...........................    1.42%+     1.30%     1.47%    1.50%    1.50%+
 Net investment income (loss)..............   (0.73)+    (0.47)    (0.47)   (0.23)    0.16+
Portfolio Turnover Rate....................      69%        78%      102%     109%      16%

--------
(1)For the six months ended June 30, 2003 (unaudited).
(2) For the period November 8, 1999 (commencement of operations) to December 31, 1999.
(3) SBAM has waived all or a portion of its management fees for the year ended December 31, 2000 and the period ended December 31, 1999. In addition, SBAM reimbursed the Fund for $12,692 and $27,494 in expenses for the year ended December 31, 2000 and the period ended December 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share changes to net investment income (loss) and the actual expense ratios would have been as follows:

                            Decrease (Increase) to Expense Ratios Without
                            Net Investment Income     Fee Waivers and
                               (Loss) Per Share    Expense Reimbursements
                            ---------------------- ----------------------
       2000................         $(0.07)                 2.52%
       1999................           0.20                 16.36+

(4) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by SBAM to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.50%.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

          Additional Stockholder Information
          (unaudited)


Result of Annual Meeting of Stockholders

The Annual Meeting of Stockholders of Salomon Brothers Variable Series Funds Inc ("Company") was held on April 11, 2003, for the purpose of considering and voting upon: (1) for the Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund, the approval of a change in each Fund's investment objectives; and (2) for each Fund of the Company, the approval of the reclassification of the investment objective(s) from a fundamental to a non-fundamental policy.

Proposal 1:

For the Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund, the approval of a change in each Fund's investment objectives.

                                                            Votes    Votes
                                                 Votes For Against Abstaining
                                                 --------- ------- ----------
  Salomon Brothers Variable High Yield Bond Fund 2,709,352  15,319   45,209
  Salomon Brothers Variable Strategic Bond Fund. 7,586,825 243,863  215,646

Proposal 2:

For each Fund of the Company, the approval of the reclassification of the investment objective(s) from a fundamental to a non-fundamental policy.

                                                             Votes    Votes
                                                 Votes For  Against Abstaining
                                                 ---------- ------- ----------
 Salomon Brothers Variable All Cap Fund......... 14,513,905    0...  894,537..
 Salomon Brothers Variable High Yield Bond Fund.  2,742,599    0...   27,282..
 Salomon Brothers Variable Investors Fund....... 20,597,476    0...  967,346..
 Salomon Brothers Variable Large Cap Growth Fund    100,000    0...   24,219..
 Salomon Brothers Variable Small Cap Growth Fund  1,802,455    0...  119,587..
 Salomon Brothers Variable Strategic Bond Fund..  7,692,372    0...  353,962..
 Salomon Brothers Variable Total Return Fund....  8,351,846    0...  112,940..

                               -----------------

Subsequent Event

Effective August 1, 2003, the Board of Directors of the Company elected William
R. Hutchinson a member of the Board of Directors. The Board of Directors has also appointed Mr. Hutchinson a member of the Company's Nominating Committee and chair of the Fund's Audit Committee.

Salomon Brothers Variable Series Funds Inc


Directors
CAROL L. COLMAN
DANIEL P. CRONIN
LESLIE H. GELB
R. JAY GERKEN, CFA
WILLIAM R. HUTCHINSON
RIORDAN ROETT
JESWALD W. SALACUSE

Officers
R. JAY GERKEN, CFA
   Chairman, President and Chief Executive Officer
LEWIS E. DAIDONE
   Executive Vice President and
   Chief Administrative Officer
ALAN J. BLAKE
   Executive Vice President
JAMES E. CRAIGE, CFA
   Executive Vice President
JOHN B. CUNNINGHAM, CFA
   Executive Vice President
JOHN G. GOODE
   Executive Vice President
PETER J. HABLE
   Executive Vice President
ROGER M. LAVAN, CFA
   Executive Vice President
BETH A. SEMMEL, CFA
   Executive Vice President
PETER J. WILBY, CFA
   Executive Vice President
GEORGE J. WILLIAMSON
   Executive Vice President
ANDREW BEAGLEY
   Vice President and Chief Anti-Money Laundering Compliance Officer FRANCES M. GUGGINO
   Controller
CHRISTINA T. SYDOR
   Secretary

Investment Manager
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

Legal Counsel
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

Independent Auditors
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable Small Cap Growth Fund
The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.
[LOGO] SALOMON
BROTHERS
Asset Management

                  399 PARK AVENUE . NEW YORK, NEW YORK 10022
                                                                        03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

          (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Variable Series Funds Inc

Date: August 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Brothers Variable Series Funds Inc

Date: August 27, 2003

By:      /s/ Lewis E. Daidone
         (Lewis E. Daidone)
         Chief Administrative Officer of
         Salomon Brothers Variable Series Funds Inc

Date: August 27, 2003